UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.6% (4.4% of Total Investments)
$ 910	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 859,832
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	5,499,525
	Bonds, Series 2007A-1, 5.750%, 6/01/47
24,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	15,564,542
	Bonds, Series 2007A-2, 0.000%, 6/01/37
32,675	Total Consumer Staples			21,923,899
	Education and Civic Organizations – 7.0% (4.7% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	281,068
	2005A, 5.000%, 10/01/35
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	AA+	9,978,000
	Series 2007A, 4.500%, 10/01/33 (UB)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	210,088
265	5.000%, 11/01/25	11/15 at 100.00	A2	271,561
4,685	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,859,235
	Trust 1065, 9.041%, 3/01/33 (IF)
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	587,516
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 100.00	BBB	3,045,540
	Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured
3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	3,864,840
	AMBAC Insured (UB)
22,555	Total Education and Civic Organizations			23,097,848
	Health Care – 27.1% (18.1% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,276,035
	Health System/West, Series 2003A, 5.000%, 3/01/15
660	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	638,187
	Series 2006, 5.000%, 4/01/37
10,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	9,642,300
	5.000%, 11/15/42 – NPFG Insured
14,895	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	14,837,058
	5.250%, 11/15/46 (UB)
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,090,443
	West, Series 2005A, 5.000%, 3/01/35
1,586	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,716,845
	System, Trust 2554, 18.449%, 7/01/47 – AGM Insured (IF)
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
900	4.800%, 7/15/17	No Opt. Call	N/R	877,680
3,325	5.125%, 7/15/31	7/17 at 100.00	N/R	2,875,294
19,420	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	18,510,756
	Series 2006, 5.000%, 3/01/41
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,117,470
	Series 2001C, 5.250%, 8/01/31
9,980	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	10,068,622
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	2,506,905
	Project, Series 2009, 6.750%, 2/01/38
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center,	10/10 at 100.50	A+	10,508,610
	Series 1999A, 5.250%, 4/01/31
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	965,700
	2005A, 5.000%, 12/01/23
2,860	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	2/17 at 100.00	BBB	3,229,684
	2008A, 8.250%, 12/01/38
1,000	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A–	982,790
	California, Series 2010, 5.375%, 3/15/36
675	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BBB–	677,997
	6.500%, 11/01/29
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	2,383,649
	Center, Series 2007A, 5.000%, 7/01/38
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	3,110,040
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
90,996	Total Health Care			90,016,065
	Housing/Multifamily – 2.3% (1.6% of Total Investments)
4,895	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments	6/10 at 101.00	N/R	4,648,194
	Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	282,038
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,652,878
	Home Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,124,670
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
8,060	Total Housing/Multifamily			7,707,780
	Housing/Single Family – 0.6% (0.4% of Total Investments)
1,670	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008, Trust	2/17 at 100.00	A	1,526,046
	3137, 15.007%, 8/01/37 (Alternative Minimum Tax) (IF)
530	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	A	541,983
	FGIC Insured (Alternative Minimum Tax)
2,200	Total Housing/Single Family			2,068,029
	Industrials – 1.6% (1.0% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,013,100
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	3,160,218
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)
7,120	Total Industrials			5,173,318
	Long-Term Care – 2.5% (1.7% of Total Investments)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,048,540
	2009, 8.000%, 11/01/29
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	11/10 at 100.50	BB+	7,327,765
	Force Village West, Series 1999, 5.800%, 5/15/29
9,500	Total Long-Term Care			8,376,305
	Tax Obligation/General – 19.7% (13.2% of Total Investments)
8,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	8,224,320
10,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	10,964,300
4,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	5,140,298
38,365	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series	8/16 at 28.46	Aa1	5,263,678
	2006C, 0.000%, 8/01/41 – AMBAC Insured
3,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	2,841,620
	2006C, 0.000%, 8/01/31 – AGM Insured
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AAA	5,700,278
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	A1	4,904,746
	2005, 5.000%, 7/01/35 – FGIC Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	596,166
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	5,646,200
	Series 2003E, 5.250%, 7/01/20 – AGM Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,787,990
	Bonds, Series 2003B, 5.000%, 8/01/21 – AGM Insured
50,070	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	AA–	12,215,578
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (WI/DD, Settling 6/02/10)
133,835	Total Tax Obligation/General			65,285,174
	Tax Obligation/Limited – 33.2% (22.2% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	954,280
615	5.800%, 9/01/35	9/14 at 102.00	N/R	574,109
1,990	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,797,368
	Tax Bonds, Series 2007, 5.750%, 8/01/25
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding	9/12 at 100.00	AAA	2,074,137
	Bonds, Series 2002A, 5.125%, 9/02/24 – AGM Insured
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital
	Improvement Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – AGM Insured	11/11 at 100.00	AAA	1,174,658
1,165	5.375%, 11/01/19 – AGM Insured	11/11 at 100.00	AAA	1,231,883
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,030,510
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,135,600
	2009I-1, 6.375%, 11/01/34
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,965,340
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	693,677
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,225	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,089,503
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	9/10 at 100.00	A	3,493,630
	District 2, Series 1998A, 5.250%, 9/01/17 – NPFG Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,102,354
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	A	4,222,780
	5.500%, 3/01/22 – AMBAC Insured
31,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	30,609,970
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BBB–	2,325,771
	5.000%, 9/01/35 – SYNCORA GTY Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	N/R	4,462,335
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
325	5.000%, 9/01/26	9/16 at 100.00	N/R	297,518
755	5.125%, 9/01/36	9/16 at 100.00	N/R	653,860
675	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	541,431
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,988,740
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	815,150
	8/01/37 – RAAI Insured
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	1,151,015
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,575,104
	Participation, Series 2005, 5.000%, 3/01/24 – AGM Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 –	8/17 at 100.00	A	3,058,720
	NPFG Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	A	9,263,296
	2001, 5.000%, 3/01/19 – NPFG Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
545	5.000%, 9/01/26	9/14 at 102.00	N/R	496,239
250	5.000%, 9/01/33	9/14 at 102.00	N/R	215,760
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A	3,438,708
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	A	5,701,080
	Project, Series 2001A, 5.000%, 11/01/22 – NPFG Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	A–	1,003,600
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	A	1,572,151
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	557,634
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	A	1,850,440
	Areas, Series 2003, 5.250%, 8/01/22 – NPFG Insured
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	771,509
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	2,678,825
	5.400%, 11/01/20 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,147,010
	Series 2003C, 6.000%, 9/01/33
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,879,688
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
1,000	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A1	1,010,790
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,000	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,000,220
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	640,656
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,522,340
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,566,680
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,076,639
	District 2001-1, Series 2004A, 6.125%, 9/01/39
112,725	Total Tax Obligation/Limited			110,412,708
	Transportation – 13.6% (9.1% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,476,675
	2006F, 5.000%, 4/01/31 (UB)
830	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	977,076
	2008, Trust 3211, 13.261%, 4/01/39 (IF)
11,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	7/10 at 101.00	BBB–	10,885,745
	Bonds, Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AA	8,846,744
	8/01/18 – AMBAC Insured (Alternative Minimum Tax)
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	110,314
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
22,825	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/10 at 100.00	A	22,827,283
44,870	Total Transportation			45,123,837
	U.S. Guaranteed – 20.6% (13.8% of Total Investments) (4)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,693,020
	5/01/18 (Pre-refunded 5/01/12)
115	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	123,225
	Series 2001W, 5.250%, 12/01/22 (Pre-refunded 12/01/11) – AGM Insured
715	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (4)	792,342
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
3,840	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	4,280,563
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	2,306,524
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,565,942
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA– (4)	11,829,401
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured
	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2001A:
2,500	5.250%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	2,620,725
4,500	5.375%, 6/01/41 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	4,722,930
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/10 at 101.00	N/R (4)	6,344,342
	5.375%, 8/15/29 (ETM)
6,530	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AA (4)	6,855,782
	Project, Series 2000, 5.750%, 6/15/33 (Pre-refunded 12/15/10) – NPFG Insured
4,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	A (4)	4,017,080
	(Pre-refunded 7/01/10) – NPFG Insured
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,125,808
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.250%,
	6/01/27 (Pre-refunded 6/01/12)
6,305	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O, 5.000%, 9/01/21	9/10 at 101.00	AA (4)	6,444,341
	(Pre-refunded 9/01/10) – FGIC Insured
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	N/R (4)	2,772,900
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)
63,575	Total U.S. Guaranteed			68,494,925
	Utilities – 4.3% (2.9% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	3,909,474
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – AGM Insured
3,775	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,464,771
	2007A, 5.000%, 11/15/35
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,688,155
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	1,183,526
	9/01/31 – SYNCORA GTY Insured
14,175	Total Utilities			14,245,926
	Water and Sewer – 10.3% (6.9% of Total Investments)
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	880,224
	5.000%, 4/01/36 – NPFG Insured
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	2,537,774
	AMBAC Insured
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	A+	843,625
	5.000%, 6/01/31 – NPFG Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	7,941,862
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	2,318,197
	2006, 5.000%, 12/01/31 – FGIC Insured
11,000	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	12,158,739
	Series 2010A, 5.250%, 5/15/26
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	Aa2	5,531,565
	Series 2002A, 5.000%, 11/01/18 – NPFG Insured
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AAA	2,088,519
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
32,825	Total Water and Sewer			34,300,505
$ 575,111	Total Investments (cost $492,835,157) – 149.4%			496,226,319
	Floating Rate Obligations – (8.6)%			(28,545,000)
	Other Assets Less Liabilities – 0.0%			79,828
	Auciton Rate Preferred Shares, at Liquidation Value – (40.8)% (5)			(135,525,000)
	Net Assets Applicable to Common Shares – 100%			$ 332,236,147

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$496,226,319	$ —	$496,226,319

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $464,062,717.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 19,721,828
Depreciation	(16,100,933)
Net unrealized appreciation (depreciation) of investments	$ 3,620,895

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010